Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Advisor Balanced Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Balanced Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Balanced Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Balanced Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Balanced Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Balanced Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Balanced Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Balanced Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Balanced Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Balanced Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Balanced Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Advisor Balanced Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Balanced Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Balanced Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Balanced Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Balanced Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Balanced Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Balanced Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Balanced Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Balanced Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Balanced Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Balanced Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Balanced Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Balanced Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Balanced Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Balanced Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Balanced Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Balanced Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Balanced Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Balanced Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Balanced Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Advisor Balanced Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Balanced Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Balanced Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Balanced Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Balanced Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Balanced Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Balanced Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Balanced Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Balanced Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Balanced Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Balanced Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Balanced Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Balanced Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Balanced Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Balanced Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Balanced Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Balanced Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Balanced Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Balanced Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Balanced Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Advisor Balanced Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Balanced Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Balanced Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Balanced Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Balanced Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Balanced Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Balanced Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Balanced Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Balanced Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Balanced Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Balanced Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Balanced Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Balanced Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Balanced Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Balanced Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Balanced Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Balanced Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Balanced Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Balanced Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Balanced Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Advisor Balanced Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Balanced Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Balanced Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Balanced Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Balanced Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Balanced Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Balanced Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Balanced Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Balanced Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Balanced Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Balanced Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Balanced Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Balanced Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Balanced Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Balanced Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Balanced Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Balanced Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Balanced Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Balanced Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Balanced Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Balanced Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Balanced Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Advisor Balanced Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Balanced Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Balanced Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Balanced Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Balanced Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Balanced Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Balanced Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Balanced Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Balanced Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Balanced Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%